Consolidated Balance Sheet Components - Other Liabilities, Noncurrent (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred rent	$ 0	$ 6,580
Deferred Tax and Other Liabilities, Noncurrent	8,734	2,721
Other	0	58
Other liabilities, noncurrent	$ 8,734	$ 9,359